LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LOAN PAYABLE
LOAN PAYABLE

8.LOAN PAYABLE

In October 2012, the Company entered into a loan agreement with the Massachusetts Development Finance Agency (“MassDev”). The loan agreement provided the Company with a $2.0 million line of credit from the Commonwealth of Massachusetts’ Emerging Technology Fund, with $200,000 designated to be used for working capital purposes and the remainder to be used for the purchase of capital equipment. The annual interest rate on the loan is fixed at 6.5% with interest-only payments for the first thirty months, commencing on November 1, 2012, and then equal installments of interest and principal over the next fifty-four months, until the final maturity of the loan on October 5, 2019. Commencing on May 1, 2015, equal monthly payments of $41,000 are due until loan maturity. For the remainder of the year ending December 31, 2017, $108,000 will be due. For the years ending December 31, 2018 and 2019, $452,000 and $400,000, respectively, will be due. In October 2012, as part of the agreement, the Company issued MassDev a warrant for the purchase of 9,037 shares of the Company’s common stock. The warrant has a seven-year term and is exercisable at $6.64 per share. The fair value of the warrant was determined to be $32,000 and is being amortized through interest expense over the life of the note. Amortization expense was $1,000 in each of the three-month periods ended September 30, 2017 and 2016, and $3,000 in each of the nine-month periods ended September 30, 2017 and 2016. This amortization expense was included in interest expense in the Company’s consolidated statements of operations. The equipment line of credit is secured by substantially all the assets of the Company, excluding intellectual property. Interest expense related to this loan for the three-month periods ended September 30, 2017 and 2016 was $17,000 and $24,000, respectively. Interest expense related to this loan for the nine-month periods ended September 30, 2017 and 2016 was $56,000 and $76,000, respectively.

9. LOAN PAYABLE

In October 2012, the Company entered into a loan agreement with the Massachusetts Development Finance Agency (“MassDev”). The loan agreement provided the Company with a $2,000 line of credit from the Commonwealth of Massachusetts’s Emerging Technology fund, with $200 designated to be used for working capital purposes and the remainder to be used for the purchase of capital equipment. The annual interest rate on the loan is fixed at 6.5% with interest-only payments for the first thirty months, commencing on November 1, 2012, and then equal interest and principal payments over the next fifty‑four months, until the final maturity of the loan on October 5, 2019. Commencing on May 1, 2015, equal monthly principal payments of $41 are due until loan maturity. Therefore, for the years ending December 31, 2017, 2018, and 2019, principal payments of $423,  $452, and $400, respectively, will be due. In October 2012, as part of the agreement, the Company issued MassDev a warrant for the purchase of 9,037 shares of the Company’s common stock. The warrant has a seven-year term and is exercisable at $6.64 per share. The fair value of the warrant was determined to be $32 and is being amortized through interest expense over the life of the note. For each of the years ended December 31, 2016,  2015, and 2014, amortization expense was $5, and was included in interest expense in the Company’s consolidated statements of operations. The equipment line of credit is secured by substantially all the assets of the Company, excluding intellectual property. Interest expense related to this loan was $99,  $126, and $127 for the years ended December 31, 2016,  2015, and 2014, respectively.

At December 31, loans payable consisted of the following:

	December 31,
	2016	2015
MassDev Loan	$1,275	$1,670
Less: current portion	(423)	(395)
	$852	$1,275